INCOME TAX (Tables)	6 Months Ended
Jun. 30, 2024
INCOME TAX
Schedule of income tax (benefit) provision

	June 30, 2024	December 31, 2023	December 31, 2022
Current Tax:
Federal	$—	$726,038	$536,853
State	3,170	—	—
Total current	3,170	726,038	536,853

Deferred Tax:
Federal	(546,276)	—	—
State	(26,630)	—	—
Total deferred	(572,906)	—	—

Total provision for income taxes	$(569,736)	$726,038	$536,853

Schedule of federal income tax rate to the company's effective tax rate

	June 30, 2024	Rate
Tax at Statutory rate (21%)	$(25,376,496)	21.00%

Permanent Differences:
Change in fair value of NRA liability	$34,571	(0.03)%
Meals	1,769	0.00%
Entertainment	161	0.00%
Nondeductible transaction Costs	1,891,691	(1.57)%
Change in fair value of Long-Term and Short-Term Investor Notes	2,353,692	(1.95)%
Change in fair value of Secured Convertible Note	753,039	(0.62)%
Change in fair value of Earnout Liability	280,350	(0.23)%
Change in fair value of Subscription Agreement	8,147	(0.01)%
Change in fair value of Stock Payable	(206,865)	0.17%
Loss on AtlasClear acquisition	18,142,481	(15.01)%
Stock Compensation Expense	307,157	(0.25)%
Extinguishment of Accrued Liabilities	(184,689)	0.15%
Change in fair value of WDCO Share payable	683,941	(0.57)%
Return To Provision	(477,461)	0.40%
State Tax – Net of Federal Benefit	(220,234)	0.18%
State Minimum Tax – Net of Federal Benefit	2,504	0.00%
Chang in Valuation Allowance – State	499,331	(0.41)%
Chang in Valuation Allowance - Federal	937,175	(0.78)%
Total	$(569,736)	0.47%

	December 31,	December 31,
	2023	2022
Statutory federal income tax rate	21.0%	21.0%
Business combination expenses	15.27%	(0.51)%
Change in fair value of warrant liability	1.70%	(12.61)%
Change in fair value of PIPE derivative liability	(6.07)%	(8.28)%
Transaction costs - warrants	0.0%	0.0%
Penalties & Interest	0.08%	0.07%
Valuation allowance	15.73%	4.97%
Income tax provision	47.71%	4.64%

Schedule of net deferred tax assets (liability)

	June 30, 2024	December 31, 2023	December 31, 2022
Deferred Tax Assets:
Fixed Assets	$261	$—	$—
Business Combination Expenses	530,560	437,530	427,319
IRC Sec. 195 Start-Up Costs	956,768	974,835	745,713
Allowance for Bad Debt	3,820	—	—
Accrued Contingent Liability	25,465	—	—
Lease Liability (ASC 842)	84,602	—	—
IRC Sec. 1231 Losses	1,774	—	—
Net Operating Loss	1,361,541	—	—
Total Deferred Tax Asset	2,964,791	1,412,365	1,173,032

Deferred Tax Liabilities:
Intangible Assets	5,167,729	—	—
ROU Lease Asset (ASC 842)	83,102	—	—
State Tax - Current	526	—	—
State Tax - Deferred	110,452	—	—
Total Deferred Tax Liability	5,361,809	—	—
Net Deferred Tax Asset/(Liability) before Valuation allowance	(2,397,018)	1,412,365	1,173,032
Valuation Allowance	(2,848,868)	(1,412,365)	(1,173,032)
Net Deferred Tax Asset/(Liability)	$(5,245,886)	$—	$—